Sales of Goods and Real Estate (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold

The following table provides information about sales of goods and real estate and costs of goods and real estate sold for fiscal 2014, 2015 and 2016:

	Millions of yen
	2014	2015	2016
Sales of goods	¥125,808	¥352,228	¥707,502
Real estate sales	54,076	98,641	126,508

Sales of goods and real estate	¥179,884	¥450,869	¥834,010

Costs of goods sold	¥107,047	¥308,723	¥641,715
Costs of real estate sold	55,942	93,298	106,544

Costs of goods and real estate sold	¥162,989	¥402,021	¥748,259